COMMON STOCK OPTIONS AND WARRANTS (Details - Fair value assumptions) - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term in years	3 years 6 months
Dividend yield
Weighted average grant date fair value per option	$ 1.57	$ 2.33
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate		0.97%
Expected term in years		3 years 3 months
Volatility of common stock	54.00%	72.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	3.73%	3.15%
Expected term in years		3 years 6 months
Volatility of common stock	118.00%	80.00%